CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Management fees	$ 1,792,103	$ 1,635,773
Administration fees	862,635	364,408
Redemption fees	4,507	8,230
Realized and unrealized gain on investments	19,212	6,949
Other income [note 5]	48,560	37,424
Total revenue	2,727,017	2,052,784
EXPENSES
Selling, general and administrative	702,276	449,439
Trailer fees	551,700	509,444
Advisor and dealer fees	424,505	253,376
Deferred sales commissions	5,714	7,492
Amortization and depreciation [note 18]	96,821	43,514
Interest and lease finance [notes 6 and 8]	109,670	65,440
Other [notes 5 and 7]	250,165	81,332
Total expenses	2,140,851	1,410,037
Income before income taxes	586,166	642,747
Provision for (recovery of) income taxes [note 11]
Current	216,211	168,923
Deferred	(42,419)	(1,722)
Income tax expense reported in the consolidated statements of income	173,792	167,201
Net income for the year	412,374	475,546
Net income (loss) attributable to non-controlling interests	3,046	(432)
Net income attributable to shareholders	$ 409,328	$ 475,978
Basic earnings per share attributable to shareholders (in CAD per share)	$ 2.03	$ 2.22
Diluted earnings per share attributable to shareholders (in CAD per share)	$ 2.02	$ 2.21
Other comprehensive loss, net of tax
Exchange differences on translation of foreign operations	$ (2,675)	$ (24,350)
Total other comprehensive loss, net of tax	(2,675)	(24,350)
Comprehensive income for the year	409,699	451,196
Comprehensive income (loss) attributable to non-controlling interests	2,914	(3,781)
Comprehensive income attributable to shareholders	$ 406,785	$ 454,977